Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Critical Accounting Estimates
(a)      Critical Accounting Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires the Company to make estimates and assumptions that affect the reported amounts in the financial statements and disclosures of contingent assets and liabilities.  On an on-going basis, the Company evaluates all of these estimates and assumptions.  The following areas have been identified as critical accounting estimates because they have the potential to have a significant impact on the Company's financial statements, and because they are based on assumptions which are used in the accounting records to reflect, at a specific point in time, events whose ultimate outcome won't be known until a later date.  Actual results could differ from these estimates.

Income Taxes - The Company records a valuation allowance to reduce its net deferred tax asset to the net amount that is more likely than not to be realized.  If in the future the Company determines that it is more likely than not that the Company will be able to realize its net deferred tax asset in excess of its net recorded amount, an adjustment to increase the net deferred tax asset would increase income in such period.  If in the future the Company were to determine that it would not be able to realize all or part of its recorded net deferred tax asset, an adjustment to decrease the net deferred tax asset would be charged to income in such period.  The Company is required to consider all available evidence, both positive and negative, and to weight the evidence when determining whether a valuation allowance is required and the amount of such valuation allowance.  Generally, greater weight is required to be placed on objectively verifiable evidence when making this assessment, in particular on recent historical operating results.

During 2010, the Company realized significant gains from the sale of certain investments, recorded significant unrealized gains in the fair values of other investments and began to experience modest improvement in the operating results in some business segments.  Additionally, the Company's cumulative taxable income for recent years became a positive amount, reflecting the realized gains on the sales of AmeriCredit Corp. ("ACF") and Cobre Las Cruces, S.A. ("Las Cruces") during the fourth quarter of 2010.  With this recent positive evidence the Company gave greater weight to its revised projections of future taxable income, which consider significant unrealized gains in its investment portfolio, and to its long-term historical ability to generate significant amounts of taxable income when assessing the amount of its required valuation allowance.  As a result, the Company was able to conclude that it is more likely than not that it will have future taxable income sufficient to realize a significant portion of the Company's net deferred tax asset; accordingly, $1,157,111,000 of the deferred tax valuation allowance was reversed as a credit to income tax expense on December 31, 2010.  In addition to its projections of future taxable income, the Company is relying upon the sale of investments that have unrealized gains before the NOLs expire and the corresponding reversal of related deferred tax liabilities to realize a portion of its net deferred tax asset.

The Company's estimate of future taxable income considers all available evidence, both positive and negative, about its operating businesses and investments, included an aggregation of individual projections for each significant operating business and investment, estimated apportionment factors for state and local taxing jurisdictions and included all future years that the Company estimated it would have available net operating loss carryforwards ("NOLs") (until 2029).  The Company believes that its estimate of future taxable income is reasonable but inherently uncertain, and if its current or future operations and investments generate taxable income different than the projected amounts, further adjustments to the valuation allowance are possible.  In addition to the reversal of deferred tax liabilities related to unrealized gains, the Company will need to generate approximately $4,600,000,000 of future U.S. pre-tax income to fully realize its net deferred tax asset.  The current balance of the deferred tax valuation allowance principally reserves for NOLs of certain subsidiaries that are not available to offset income generated by other members of the Company's consolidated tax return group.

The Company also records reserves for contingent tax liabilities based on the Company's assessment of the probability of successfully sustaining its tax filing positions.

Impairment of Long-Lived Assets – The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable.  When testing for impairment, the Company groups its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (or asset group).  The determination of whether an asset group is recoverable is based on management's estimate of undiscounted future cash flows directly attributable to the asset group as compared to its carrying value.  If the carrying amount of the asset group is greater than the undiscounted cash flows, an impairment loss would be recognized for the amount by which the carrying amount of the asset group exceeds its estimated fair value.

One of the Company's real estate subsidiaries (MB1) had been the owner and developer of a mixed use real estate project located in Myrtle Beach, South Carolina.  The project was comprised of a retail center with approximately 346,000 square feet of retail space, 41,000 square feet of office space and 195 residential apartment rental units.  The acquisition and construction costs were funded by capital contributed by the Company and nonrecourse indebtedness with a balance of $100,524,000 at December 31, 2010, that was collateralized by the real estate.

During the second quarter of 2009, MB1 was unable to make scheduled payments under its interest rate swap agreement and received several default notices under its bank loan.  These events constituted a change in circumstances that caused the Company to evaluate whether the carrying amount of MB1's real estate asset was recoverable.  The Company prepared cash flow models and utilized a discounted cash flow technique to determine the fair value of MB1's real estate.  The most significant assumptions in the Company's cash flow models were the discount rate (11%) and the capitalization rate used to estimate the selling price of the retail center (9%); these rates were selected based on published reports of market conditions for similar properties.  Based on its evaluation, the Company recorded an impairment charge of $67,826,000 during the second quarter of 2009 (classified as selling, general and other expenses).  Although MB1's bank loan matured in October 2009, it was not repaid since MB1 did not have sufficient funds and the Company was under no obligation to provide the funds to MB1 to pay off the loan.

During the second quarter of 2010, MB1 entered into an agreement with its lenders under which, among other things, MB1 agreed not to interfere with or oppose foreclosure proceedings and the lenders agreed to release MB1 and various guarantors of the loan.  A receiver was put in place at the property, foreclosure proceedings commenced and an auction of the property was conducted; however, the Company was informed during the fourth quarter of 2010 that the highest bidder for the property failed to close.  In December 2010, the Company was invited to make a bid for the property, with the condition that a foreclosure sale to the Company must close as soon as possible without any due diligence period, which new bidders for the property would require.  A subsidiary of the Company offered $19,275,000 for the property (including net working capital amounts); the offer was accepted and the foreclosure sale closed on January 7, 2011.

As a result of the failure of the initial buyer to purchase the property and the subsequent sale to the Company in 2011, the Company concluded that the carrying value of the property was further impaired at December 31, 2010; accordingly, the Company recorded an additional impairment charge in 2010 of $47,074,000 to reflect the property at its fair value of $18,094,000.  At closing in 2011, MB1 was released from any remaining liability under the bank loan; accordingly, the remaining balance due after payment of the purchase price ($81,848,000) was recognized in other income in 2011.  Including the cash paid in the foreclosure sale, the Company's cumulative net cash investment in this project is $85,595,000.

There were no significant impairment charges recorded during 2011.  During 2010, the Company recorded impairment charges in selling, general and other expenses of $2,357,000 for another real estate project and $1,449,000 in the corporate segment for one of its corporate aircraft that was later sold.  In 2009, the Company recorded impairment charges in selling, general and other expenses of $2,563,000 related to its manufacturing segment (primarily Idaho Timber) and $3,646,000 related to its real estate segment.

Current economic conditions have adversely affected most of the Company's operations and investments.  A worsening of current economic conditions or a prolonged recession could cause a decline in estimated future cash flows expected to be generated by the Company's operations and investments.  If future undiscounted cash flows are estimated to be less than the carrying amounts of the asset groups used to generate those cash flows in subsequent reporting periods, particularly for those with large investments in intangible assets and property and equipment (for example, beef processing, manufacturing, gaming entertainment, real estate and certain associated company investments), impairment charges would have to be recorded.

Impairment of Equity Method Investments – The Company evaluates equity method investments for impairment when operating losses or other factors may indicate a decrease in value which is other than temporary.  For investments in investment partnerships that are accounted for under the equity method, the Company obtains from the investment partnership financial statements, net asset values and other information on a quarterly basis and annual audited financial statements.  On a quarterly basis, the Company also makes inquiries and discusses with investment managers whether there were significant procedural, valuation, composition and other changes at the investee.  Since these investment partnerships record their underlying investments at fair value, after application of the equity method the carrying value of the Company's investment is equal to its share of the investees' underlying net assets at their fair values.  Absent any unusual circumstances or restrictions concerning these investments, which would be separately evaluated, it is unlikely that any additional impairment charge would be required.

For equity method investments in operating businesses, the Company considers a variety of factors including economic conditions nationally and in their geographic areas of operation, adverse changes in the industry in which they operate, declines in business prospects, deterioration in earnings, increasing costs of operations and other relevant factors specific to the investee.  Whenever the Company believes conditions or events indicate that one of these investments might be significantly impaired, the Company will obtain from such investee updated cash flow projections and impairment analyses of the investee assets.  The Company will use this information and, together with discussions with the investee's management, evaluate if the book value of its investment exceeds its fair value, and if so and the situation is deemed other than temporary, record an impairment charge.

The Company has a joint venture agreement with Garff Enterprises, Inc., pursuant to which the joint venture has acquired various automobile dealerships ("Garcadia").  During the second quarter of 2009, the Company's equity in losses of Garcadia included impairment charges for goodwill and other intangible assets aggregating $32,348,000.  Garcadia's automobile dealerships had been adversely impacted by general economic conditions, and the bankruptcy filings by two of the three largest U.S. automobile manufacturers was a change in circumstances that caused Garcadia to evaluate the recoverability of its goodwill and other intangible assets.  Garcadia prepared discounted cash flow projections for each of its dealerships and concluded that the carrying amount of its goodwill and other intangible assets was impaired.

Impairment of Securities - Declines in the fair value of equity securities considered to be other than temporary and declines in the fair values of debt securities related to credit losses are reflected in net securities gains (losses) in the consolidated statements of operations.  The Company evaluates its investments for impairment on a quarterly basis.

The Company's determination of whether a security is other than temporarily impaired incorporates both quantitative and qualitative information; GAAP requires the exercise of judgment in making this assessment, rather than the application of fixed mathematical criteria.  The various factors that the Company considers in making its determination are specific to each investment. For publicly traded debt and equity securities, the Company considers a number of factors including, but not limited to, the length of time and the extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the reason for the decline in fair value, changes in fair value subsequent to the balance sheet date, the ability and intent to hold investments to maturity, and other factors specific to the individual investment.  For investments in private equity funds and non-public securities, the Company bases its determination upon financial statements, net asset values and/or other information obtained from fund managers or investee companies.

The Company recorded the following impairment charges for securities in the consolidated statement of operations during the three year period ended December 31, 2011 (in thousands):

	2011	2010	2009

Publicly traded securities	$3,243	$–	$14,384
Non-public securities and private equity funds	8	767	2,224
Non-agency mortgage-backed bond securitizations	335	1,707	14,812
Totals	$3,586	$2,474	$31,420

The Company's assessment involves a high degree of judgment and accordingly, actual results may differ significantly from the Company's estimates and judgments.

Credit Quality of Financing Receivables and Allowance for Credit Losses – The Company's operating subsidiaries do not provide financing to their customers in the ordinary course of business.  However, the Company does have a 13 year unsecured zero-coupon note of FMG Chichester Pty Ltd ("FMG"), which had a balance of $40,801,000 at December 31, 2011 (see Note 6), that meets the accounting definition of a finance receivable.  The Company exercises judgment in evaluating the credit risk and collectability of this note.  This assessment was made prior to the inception of the credit exposure and continues to be made at regular intervals.  The various factors that the Company considers in making its assessment include the current and projected financial condition of FMG, the Company's collection experience and the length of time until the note becomes due.  As a result of its assessment, the Company concluded that an allowance for credit losses was not required as of December 31, 2011.

Business Combinations - At acquisition, the Company allocates the cost of a business acquisition to the specific tangible and intangible assets acquired and liabilities assumed based upon their fair values.  Significant judgments and estimates are often made by the Company's management to determine these values, and may include the use of appraisals, consideration of market quotes for similar transactions, use of discounted cash flow techniques or consideration of other information the Company believes to be relevant.  The finalization of the purchase price allocation will typically take a number of months to complete, and if final values are significantly different from initially recorded amounts adjustments to prior periods may be required.  Any excess of the cost of a business acquisition over the fair values of the net assets and liabilities acquired is recorded as goodwill, which is not amortized to expense.  If the fair values of the net assets and liabilities acquired are greater than the purchase price, the excess is treated as a bargain purchase and recognized in income.  Recorded goodwill of a reporting unit is required to be tested for impairment on an annual basis, and between annual testing dates if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its net book value.  At December 31, 2011, the book value of goodwill was $18,119,000 and was not impaired.

Subsequent to the finalization of the purchase price allocation, any adjustments to the recorded values of acquired assets and liabilities would be reflected in the Company's consolidated statement of operations.  Once final, the Company is not permitted to revise the allocation of the original purchase price, even if subsequent events or circumstances prove the Company's original judgments and estimates to be inaccurate.  In addition, long-lived assets recorded in a business combination like property and equipment, intangibles and goodwill may be deemed to be impaired in the future resulting in the recognition of an impairment loss.  The assumptions and judgments made by the Company when recording business combinations will have an impact on reported results of operations for many years into the future.

Use of Fair Value Estimates - Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Further, a fair value hierarchy prioritizes inputs to valuation techniques into three broad levels.  The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1), the next priority to inputs that don't qualify as Level 1 inputs but are nonetheless observable, either directly or indirectly, for the particular asset or liability (Level 2), and the lowest priority to unobservable inputs (Level 3).

Over 92% of the Company's investment portfolio is classified as available for sale securities, which are carried at estimated fair value in the Company's consolidated balance sheet.  The estimated fair values are principally based on publicly quoted market prices (Level 1 inputs), which can rise or fall in reaction to a wide variety of factors or events, and as such are subject to market-related risks and uncertainties.  The Company has a segregated portfolio of mortgage pass-through certificates issued by U.S. Government-Sponsored Enterprises (FHLMC or FNMA), which are carried on the balance sheet at their estimated fair value of $622,191,000 at December 31, 2011.  Although the markets that these types of securities trade in are generally active, market prices are not always available for the identical security.  The fair value of these investments are based on observable market data including benchmark yields, reported trades, issuer spreads, benchmark securities, bids and offers.  These estimates of fair value are considered to be Level 2 inputs, and the amounts realized from the disposition of these investments has not been significantly different from their estimated fair values.

The Company also has a segregated portfolio of non-agency mortgage-backed securities which are carried on the balance sheet at their estimated fair value of $39,839,000 at December 31, 2011.  Although these securities trade in brokered markets, the market for these securities is sometimes inactive.  The fair values of these investments are based on bid and ask prices, quotes obtained from independent market makers and pricing services.  These estimates of fair values are also considered to be Level 2 inputs.

Contingencies - The Company accrues for contingent losses when the contingent loss is probable and the amount of loss can be reasonably estimated.  Estimates of the likelihood that a loss will be incurred and of contingent loss amounts normally require significant judgment by management, can be highly subjective and are subject to significant change with the passage of time as more information becomes available.  Estimating the ultimate impact of litigation matters is inherently uncertain, in particular because the ultimate outcome will rest on events and decisions of others that may not be within the power of the Company to control.  The Company does not believe that any of its current litigation will have a significant adverse effect on its consolidated financial position, results of operations or liquidity; however, if amounts paid at the resolution of litigation are in excess of recorded reserve amounts, the excess could be significant in relation to results of operations for that period.  As of December 31, 2011, the Company's accrual for contingent losses was not significant.

Consolidation Policy
(b)      Consolidation Policy:  The consolidated financial statements include the accounts of the Company, all variable interest entities of which the Company or a subsidiary is the primary beneficiary, and all majority-controlled entities that are not variable interest entities.  The Company considers special allocations of cash flows and preferences, if any, to determine amounts allocable to noncontrolling interests.  All intercompany transactions and balances are eliminated in consolidation.

Associated companies include equity interests in other entities that are accounted for under the equity method of accounting.  These include investments in corporations that the Company does not control but has the ability to exercise significant influence and investments in limited partnerships in which the Company's interest is more than minor.

Cash Equivalents
(c)      Cash Equivalents:  The Company considers short-term investments, which have maturities of less than three months at the time of acquisition, to be cash equivalents.  Cash and cash equivalents include short-term investments of $2,691,000 and $310,901,000 at December 31, 2011 and 2010, respectively.

Investments
(d)      Investments:  At acquisition, marketable debt and equity securities are designated as either i) held to maturity, which are carried at amortized cost, ii) trading, which are carried at estimated fair value with unrealized gains and losses reflected in results of operations, or iii) available for sale, which are carried at estimated fair value with unrealized gains and losses reflected as a separate component of equity, net of taxes.  Equity securities that do not have readily determinable fair values are carried at cost.  The cost of securities sold is based on average cost.  Held to maturity investments are made with the intention of holding such securities to maturity, which the Company has the ability to do.

Property, Equipment And Leasehold Improvements
(e)      Property, Equipment and Leasehold Improvements:  Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization.  Depreciation and amortization are provided principally on the straight-line method over the estimated useful lives of the assets or, if less, the term of the underlying lease.

Revenue Recognition
(f)      Revenue Recognition: Revenues are recognized when the following conditions are met: (1) collectibility is reasonably assured; (2) title to the product has passed or the service has been rendered and earned; (3) persuasive evidence of an arrangement exists; and (4) there is a fixed or determinable price.  National Beef's revenues are recognized based on the terms of the sale, which for beef processing operations is typically upon delivery to customers. Manufacturing revenues are recognized when title passes, which for Idaho Timber is generally upon the customer's receipt of the goods and for Conwed Plastics upon shipment of goods.  Gaming entertainment revenues consist of casino gaming, hotel, food and beverage, and entertainment revenues.  Casino gaming revenue is the aggregate of gaming wins and losses, reduced for the cash value of rewards earned by customers based on their level of play on slot machines.  Hotel, food and beverage, and entertainment revenues are recognized as services are performed.  Revenue from the sale of real estate is generally recognized when title passes; however, if the Company is obligated to make improvements to the real estate subsequent to closing, a portion of revenues are deferred and recognized under the percentage of completion method of accounting.

Inventories And Cost Of Sales
(g)      Inventories and Cost of Sales: National Beef's inventories consist primarily of meat products and supplies, and are stated at the lower of cost or market, with cost principally determined under the first-in-first-out method for meat products and average cost for supplies.

Manufacturing inventories are stated at the lower of cost or market, with cost principally determined under the first-in-first-out method.  Manufacturing cost of sales principally includes product and manufacturing costs, inbound and outbound shipping costs and handling costs.

Direct operating expenses for gaming entertainment include expenses relating to casino gaming, hotel, food and beverage, and entertainment, which primarily consists of employees' compensation and benefits, cost of sales related to food and beverage sales, marketing and advertising, gaming taxes, insurance, supplies, license fees and royalties.

Research And Development Costs	(h) Research and Development Costs: Research and development costs are expensed as incurred.
Income Taxes
(i)      Income Taxes:  The Company provides for income taxes using the liability method.  The Company records interest and penalties, if any, with respect to uncertain tax positions as components of income tax expense.

Derivative Financial Instruments
(j)      Derivative Financial Instruments:  The Company reflects its derivative financial instruments in its balance sheet at fair value.  National Beef uses futures and forward contracts in order to reduce its exposure to changing commodity prices. In addition, the Company has from time to time utilized derivative financial instruments to manage the impact of changes in interest rates on certain debt obligations, hedge net investments in foreign subsidiaries and manage foreign currency risk on certain available for sale securities; however, none are currently outstanding.  Although the Company believes that its derivative financial instruments help mitigate certain market risks, they do not meet the effectiveness criteria under GAAP, and therefore are not accounted for as hedges.

Translation Of Foreign Currency
(k)      Translation of Foreign Currency:  Foreign currency denominated investments and financial statements are translated into U.S. dollars at current exchange rates, except that revenues and expenses are translated at average exchange rates during each reporting period; resulting translation adjustments are reported as a component of shareholders' equity.  Net foreign exchange transaction losses were $202,000 for 2011, $511,000 for 2010 and $335,000 for 2009.

Share-Based Compensation
(l)      Share-Based Compensation:   The cost of all share-based payments to employees, including grants of employee stock options and warrants, is recognized in the financial statements based on their fair values.  The cost is recognized as an expense over the vesting period of the award.  The fair value of each award is estimated at the date of grant using the Black-Scholes option pricing model.

Related Party Transactions
(m)    Related Party Transactions:  National Beef regularly enters into various transactions with an affiliate of NBPCo Holdings, LLC ("NBPCo Holdings"), and has entered into a cattle supply agreement with U.S. Premium Beef, LLC ("USPB"), entities that sold a substantial portion of their ownership in National Beef to the Company and are the owners of redeemable noncontrolling interests in National Beef.  National Beef sells product to and purchases material from a company affiliated with NBPCo Holdings in the ordinary course of business; transactions are based upon prevailing market prices on terms that could be obtained from an unaffiliated party.  National Beef and USPB are parties to a cattle supply agreement pursuant to which National Beef has agreed to purchase through USPB from the members of USPB 735,385 head of cattle per year (subject to adjustment), based on pricing grids furnished by National Beef to the members of USPB.  National Beef believes the pricing grids are based on terms that could be obtained from an unaffiliated party.  The cattle supply agreement is for an initial five year term, with automatic one year extensions on each annual anniversary date of the Company's acquisition of National Beef, unless either party provides a notice not to extend sixty days prior to the annual anniversary date.

Recently Issued Accounting Standards
(n)      Recently Issued Accounting Standards:  In April 2011, the Financial Accounting Standards Board ("FASB") issued guidance to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  The amendments remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and the collateral maintenance implementation guidance related to that criterion.  The guidance, which is effective for the first interim or annual period beginning on or after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.

In May 2011, the FASB issued guidance to improve the comparability of fair value measurements presented and disclosed in financial statements issued in accordance with GAAP and International Financial Reporting Standards.  The amendment includes requirements for measuring fair value and for disclosing information about fair value measurements, but does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  The guidance, which is effective during interim or annual periods beginning after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.

In June 2011, the FASB issued amended guidance on the presentation of comprehensive income.  This new accounting guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity; instead, it requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  This new accounting guidance was implemented in these consolidated financial statements and applied retrospectively.  Its adoption changed the presentation of the Company's consolidated financial statements but did not have any impact on its consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued guidance to simplify how entities test for goodwill impairment. This amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance, which is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.